Provision for legal and administrative proceedings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,564,293	R$ 1,410,299	R$ 1,112,153
Additions, net of reversals	267,041	276,811	323,018
Payments	(362,163)	(318,796)	(343,440)
Inflation adjustment	90,516	195,979	318,568
Ending balance	1,559,687	1,564,293	1,410,299
Provision For Civil And Regulatory [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	595,611	531,161	424,312
Additions, net of reversals	109,288	110,874	153,148
Payments	(174,923)	(129,555)	(210,184)
Inflation adjustment	(63,250)	83,131	163,885
Ending balance	466,726	595,611	531,161
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	209,098	212,929	214,450
Additions, net of reversals	68,553	74,430	77,225
Payments	(120,428)	(114,624)	(121,585)
Inflation adjustment	39,693	36,363	42,839
Ending balance	196,916	209,098	212,929
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	759,584	666,209	473,391
Additions, net of reversals	89,200	91,507	92,645
Payments	(66,812)	(74,617)	(11,671)
Inflation adjustment	114,073	76,485	111,844
Ending balance	R$ 896,045	R$ 759,584	R$ 666,209